DEBT AND CREDIT AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Credit Facilities
As at December 31, 2025, Hydro One’s consolidated committed, unsecured, and revolving credit facilities (Operating Credit Facilities) consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facilities[1,2]	June 2030	3,050	—
Hydro One
Five-year senior, revolving term credit facility[2]	June 2030	250	—
Total		3,300	—
1 On June 1, 2024, Hydro One Inc. increased the committed amount under the Operating Credit Facilities by $750 million.
2 On June 1, 2025, the maturity dates for the Operating Credit Facilities were extended from June 2029 to June 2030.

Summary of Outstanding Long-Term Debt
The following table presents long-term debt outstanding as at December 31, 2025 and 2024:

As at December 31 (millions of dollars)	2025	2024
1.76% Series 45 notes due 2025	—	400
2.97% Series 40 notes due 2025	—	350
5.54% Series 57 notes due 2025[1]	—	400
2.77% Series 35 notes due 2026	500	500
Floating-rate Series 56 notes due 2026[2]	425	425
4.91% Series 52 notes due 2028	750	750
3.02% Series 43 notes due 2029	550	550
3.93% Series 53 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	450
6.93% Series 2 notes due 2032	500	500
3.94% Series 61 notes due 2032	450	—
4.16% Series 54 notes due 2033	450	450
3.90% Series 64 notes due 2033	1,200	—
6.35% Series 4 notes due 2034	385	385
4.39% Series 59 notes due 2034	550	550
4.25% Series 60 notes due 2035	1,075	1,075
4.30% Series 62 notes due 2035	300	—
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	450
4.00% Series 24 notes due 2051	225	225
4.46% Series 55 notes due 2053	675	675
4.85% Series 58 notes due 2054	1,000	1,000
4.95% Series 63 notes due 2055	350	—
4.80% Series 65 notes due 2056	400	—
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	18,620	17,070

1.41% Series 2020-1 notes due 2027	425	425
Hydro One long-term debt (b)	425	425

	19,045	17,495

Add: Net unamortized debt premiums	39	41
Add: Realized mark-to-market gain[1]	—	3
Less: Unamortized deferred debt issuance costs	(67)	(60)
Total long-term debt	19,017	17,479
1 In October 2023, Hydro One Inc. entered into a $400 million fixed-to-floating interest-rate swap agreement to convert the $400 million Medium Term Note (MTN) Series 57 notes matured October 20, 2025, into a variable rate debt. This swap was accounted for as a fair value hedge. In December 2023, this swap was terminated with a payment received of $6 million on settlement, which had been amortized over the term of the related note.
[2] The interest rates of the floating-rate notes are referenced to the daily compounded Canadian overnight repo rate average, plus a margin.
(a) Hydro One Inc. long-term debt
As at December 31, 2025, long-term debt of $18,620 million (2024 - $17,070 million) was outstanding, the majority of which was issued under Hydro One Inc.’s MTN Program. In February 2024, Hydro One Inc. filed a short form base shelf prospectus in connection with its MTN Program, which expires in March 2026.
In 2025, Hydro One Inc. issued long-term debt totalling $2,700 million (2024 - $2,750 million) and repaid long-term debt of $1,150 million (2024 - $700 million) under the MTN Program.
(b) Hydro One long-term debt
As at December 31, 2025, long-term debt of $425 million (2024 - $425 million) was outstanding. On August 19, 2024, Hydro One filed a short form base shelf prospectus (Universal Base Shelf Prospectus) with securities regulatory authorities in Canada. The Universal Base Shelf Prospectus allows Hydro One to offer, from time to time in one or more public offerings, debt, equity or other securities, or any combination thereof, during the 25-month period ending in September 2026. As at December 31, 2025, no securities have been issued under the Universal Base Shelf Prospectus. During the years ended December 31, 2025 and 2024, no long-term debt was issued or repaid.

Summary of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2025	2024
Current liabilities:
Long-term debt payable within one year	925	1,150
Long-term liabilities:
Long-term debt	18,092	16,329
Total long-term debt	19,017	17,479

Summary of Principal Repayments and Related Weighted Average Interest Rates
As at December 31, 2025, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	925	792	2.8
Year 2	425	775	1.4
Year 3	750	751	4.9
Year 4	1,100	724	3.5
Year 5	800	675	4.8
	4,000	3,717	3.6
Years 6-10	5,760	2,800	4.2
Thereafter	9,285	4,927	4.5
	19,045	11,444	4.2